Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 08, 2022
Registrant Name	dei_EntityRegistrantName	Franklin Templeton ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001655589
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A